N-2	Jun. 28, 2025
Cover [Abstract]
Entity Central Index Key	0001124959
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	VOYA CREDIT INCOME FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Fund’s policy to invest in accordance with the investment focus that the Fund’s name suggests (the “80% Investment Policy”) is changed effective August 27, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
The Fund seeks to achieve its investment	Under normal circumstances, the Fund invests at
objective by investing, under normal market	least 80% of its net assets (plus the amount of any
conditions, at least 80% of its net assets (plus	borrowings for investment purposes) in
borrowings for investment purposes) in floating-	investments that are intended to provide economic
rate obligations, fixed-income securities, and	exposure to credit sectors.
derivative instruments intended to provide
economic exposure to such credit sectors.
Although the Fund’s new 80% Investment Policy and related disclosure changes are set forth in the Fund’s Prospectus, these changes will not be effective until the Effective Date. Until the Effective Date, the Fund’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first two paragraphs in the section of the Prospectus entitled “Principal Investment Strategies” and the first four sentences of the second paragraph on the cover page of the Prospectus (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
The Fund allocates its assets among a broad range of	Under normal circumstances, the Fund invests
credit sectors, including corporate debt securities,	at least 80% of its net assets (plus the amount
loans, high yield debt securities, and CLOs. The Fund	of any borrowings for investment purposes) in
seeks to achieve its investment objective by	investments that are intended to provide
investing, under normal market conditions, at least	economic exposure to credit sectors. For
80% of its net assets (plus borrowings for investment	purposes of this 80% policy, credit sectors refer
purposes) in floating-rate obligations, fixed-income	to a broad range of credit sectors, including,
securities, and derivative instruments intended to	without limitation, corporate debt instruments,
provide economic exposure to such credit sectors.	loans, high-yield debt instruments, and
The Fund will provide shareholders with at least 60	collateralized loan obligations (“CLOs”).
days’ prior notice of any change in this investment
policy.	The Fund allocates its assets among a broad
range of credit sectors and may invest in
The Fund may invest in securities of any credit	securities of any credit quality, duration, or
quality, duration, or maturity and may invest without	maturity and may invest without limit in
limit in securities rated below investment grade	securities rated below investment grade
(securities rated Ba1 or below by Moody’s Investors	(sometimes referred to as “high-yield
Service, Inc. (“Moody’s”), or BB+ or below by S&P	securities”, “high-yield bonds”, or “junk
Global Ratings (“S&P”), or Fitch Ratings, Inc.	bonds”). Below investment grade refers to a
(“Fitch”) or unrated securities judged by the Sub-	rating given by one or more nationally
Adviser to be of comparable quality. Investments	recognized statistical rating organizations (e.g.,
rated below investment grade (or similar quality if	rated Ba1 or below by Moody’s Ratings
unrated) are commonly known as high-yielding, high	(“Moody’s”), or BB+ or below by S&P Global
risk investments or as “junk” investments.	Ratings (“S&P”) or Fitch Ratings, Inc.
(“Fitch”)) or, if unrated, determined by the
Fund to be of comparable quality.
In addition, the section of the Prospectus entitled “Additional Information About
80
% Investment Policies Related to Fund Name” is inapplicable until the Effe ct
ive Date.